Recent Accounting Pronouncements - Additional Information (Detail) - Accounting Standards Update 2015-03 [Member] $ in Millions	Dec. 31, 2016 USD ($)
Short-term Debt [Line Items]
Debt issuance costs, net	$ 13.9
Long-term debt	$ (13.9)